Annual Total Returns - FidelityMidCapValueK6Fund-PRO - FidelityMidCapValueK6Fund-PRO - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Mid Cap Value K6 Fund
Bar Chart Table:
Annual Return 2018	(18.66%)
Annual Return 2019	23.66%
Annual Return 2020	0.54%
Annual Return 2021	34.12%
Annual Return 2022	(10.25%)